UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4563

                    Oppenheimer Limited-Term Government Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1.  REPORTS TO STOCKHOLDERS.

   MARCH 31, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                                  Management
      Limited-Term                                                Commentaries
      Government Fund                                                 and
                                                                   Semiannual
                                                                     Report

--------------------------------------------------------------------------------

  MANAGEMENT COMMENTARIES

      An Interview with Your Fund's Managers

      Listing of Top Holdings

  SEMIANNUAL REPORT

      Listing of Investments

      Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

TOP FIVE HOLDINGS BY ISSUER
----------------------------------------------------------------
Federal National Mortgage Assn.                          59.1%
----------------------------------------------------------------
Federal Home Loan Mortgage Corp.                         18.4
----------------------------------------------------------------
Countrywide Home Loans, Inc.                              2.6
----------------------------------------------------------------
Federal Home Loan Bank                                    2.2
----------------------------------------------------------------
Residential Accredit Loans, Inc.                          1.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are based on the total market value of investments. For more current Fund holdings, please visit www.oppenheimerfunds.com.

CREDIT ALLOCATION
----------------------------------------------------------------
Agency                                                   65.9%
----------------------------------------------------------------
AAA                                                      22.9
----------------------------------------------------------------
Not Rated                                                11.2

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2008, and are subject to change, and based on the total market value of investments. While the Fund seeks to maintain an average effective maturity of 3 years, the Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. Government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.

                  10 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

      CLASS A shares of the Fund were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.

      CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

                  11 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES
--------------------------------------------------------------------------------

      CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

                  12 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

                  13 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                           BEGINNING          ENDING              EXPENSES
                           ACCOUNT            ACCOUNT             PAID DURING
                           VALUE              VALUE               6 MONTHS ENDED
ACTUAL                     OCTOBER 1, 2007    MARCH 31, 2008      MARCH 31, 2008
--------------------------------------------------------------------------------
Class A                    $ 1,000.00         $ 1,009.50          $ 3.52
--------------------------------------------------------------------------------
Class B                      1,000.00           1,005.70            7.30
--------------------------------------------------------------------------------
Class C                      1,000.00           1,005.70            7.30
--------------------------------------------------------------------------------
Class N                      1,000.00           1,008.20            4.78
--------------------------------------------------------------------------------
Class Y                      1,000.00           1,010.70            2.26

HYPOTHETICAL
(5% return before expenses)
--------------------------------------------------------------------------------
Class A                      1,000.00           1,021.50            3.54
--------------------------------------------------------------------------------
Class B                      1,000.00           1,017.75            7.34
--------------------------------------------------------------------------------
Class C                      1,000.00           1,017.75            7.34
--------------------------------------------------------------------------------
Class N                      1,000.00           1,020.25            4.81
--------------------------------------------------------------------------------
Class Y                      1,000.00           1,022.75            2.28

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended March 31, 2008 are as follows:

CLASS                      EXPENSE RATIOS
-----------------------------------------
Class A                         0.70%
-----------------------------------------
Class B                         1.45
-----------------------------------------
Class C                         1.45
-----------------------------------------
Class N                         0.95
-----------------------------------------
Class Y                         0.45

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

                  14 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.7%
-------------------------------------------------------------------------------------------------------------------------------

Ace Securities Corp. Home Equity Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7, Cl. A2B, 2.779%, 11/25/35 1                                $     2,555,850        $  2,510,535
-------------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 2.596%, 4/20/09 1,2                                                       458,333             457,435
-------------------------------------------------------------------------------------------------------------------------------
Ameriquest Mortgage Securities, Inc., Home Equity Mtg. Obligations,
Series 2006-R1, Cl. A2B, 2.739%, 3/25/36 1                                                      2,705,059           2,673,406
-------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 3.079%, 5/25/34 1                                                       6,830,731           6,009,251
-------------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W1, Asset-Backed Pass-Through Certificates,
Series 2006-W1, Cl. A2B, 2.759%, 3/25/36 1                                                      8,705,810           8,507,272
-------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                                     7,550,000           7,187,283
-------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 2.799%, 5/25/36 1                                                       463,081             459,849
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                     1,950,000           1,878,729
-------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-6, Asset-Backed Certificates,
Series 2005-6, Cl. 2A2, 2.829%, 12/25/35 1                                                      3,288,369           3,112,739
-------------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 2.719%, 12/25/29 1                                                     3,940,000           3,399,430
-------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 2.809%, 11/25/35 1                                                    6,971,642           6,892,268
-------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates,
Series 2006-FF10, Cl. A3, 2.689%, 7/25/36 1                                                     5,695,000           5,223,882
-------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through Certificates,
Series 2006-FF5, Cl. 2A1, 2.649%, 5/15/36 1                                                       629,621             622,857
-------------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates,
Series 2006-FF9, Cl. 2A2, 2.709%, 7/7/36 1                                                      2,890,000           2,661,806
-------------------------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan
Asset-Backed Nts., Series 2005-3, Cl. A1, 2.796%, 1/20/35 1                                     2,852,778           2,401,248
-------------------------------------------------------------------------------------------------------------------------------
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan
Asset-Backed Certificates, Series 2006-4, Cl. A2V, 2.646%, 3/20/36 1                            1,435,000           1,272,631
-------------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                        2,998,538           2,993,072
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                       2,067,049           2,076,873
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                        1,793,480           1,807,987
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-WMC1, Mtg. Asset-Backed
Certificates, Series 2006-WMC1, Cl. A2B, 2.739%, 1/25/37 1                                      3,040,256           3,003,409
-------------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                           3,047,000           3,039,402
-------------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 2.679%, 7/25/36 1                                                      1,046,026           1,027,111
-------------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2006-BC1, Cl. A2B, 2.749%, 12/25/36 1                         15,840,000          15,450,279


                  15 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------------

Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-1, Cl. A2, 2.729%, 1/25/36 1                                                    $   8,555,357        $  8,369,607
Series 2006-2, Cl. A1, 2.659%, 4/25/36 1                                                          239,680             238,330
-------------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                          484,042             484,667
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2, Cl. A2, 2.699%, 7/25/36 1                 5,630,000
                                                                                                                    5,344,434
                                                                                                                 --------------
Total Asset-Backed Securities (Cost $ 103,700,448)                                                                 99,105,792

-------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--90.8%
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--77.6%
-------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--76.4%
Fannie Mae Trust 2004-W9, Pass-Through Certificates, Trust 2004-W9,
Cl. 2A2, 7%, 2/25/44                                                                            9,749,045          10,656,899
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19                                                                                    573,342             572,548
5%, 8/15/33                                                                                    19,047,794          18,918,589
6%, 5/15/18-3/15/33                                                                            34,969,178          36,127,938
6.50%, 4/15/18-12/15/30                                                                        15,027,877          15,745,378
7%, 8/15/16-4/15/32                                                                             3,183,914           3,366,144
7.50%, 2/15/32-4/25/36                                                                         14,266,849          15,476,049
8%, 4/1/16                                                                                      2,293,383           2,442,417
8.50%, 3/15/31                                                                                    327,166             363,183
9%, 8/1/22-5/1/25                                                                                 616,089             677,435
10%, 12/25/10-8/16/21                                                                             171,438             189,906
11%, 12/15/20                                                                                     142,083             171,232
11.50%, 2/15/16-12/3/20                                                                           280,907             329,083
11.75%, 1/15/16-4/15/19                                                                            35,668              41,364
12%, 6/15/15                                                                                       38,604              42,974
12.50%, 7/15/19                                                                                   100,532             117,028
13%, 8/15/15                                                                                      120,515             135,456
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Participation Certificates:
Series 1095, Cl. D, 3.525%, 6/15/21 1                                                              20,487              20,834
Series 2035, Cl. PC, 6.95%, 3/15/28                                                             3,025,049           3,196,562
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9%, 5/15/21                                                                     75,094              75,048
Series 1695, Cl. F, 5.34%, 3/15/24 1                                                            4,828,869           4,916,387
Series 1998-59, Cl. Z, 6.50%, 10/25/28                                                            339,883             353,277
Series 2006-11, Cl. PS, 15.01%, 3/25/36 1                                                       2,876,854           3,399,885
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                             3,380,832           3,521,350
Series 2080, Cl. Z, 6.50%, 8/15/28                                                              2,223,602           2,334,406
Series 2084, Cl. ZC, 6.50%, 8/15/28                                                             1,884,931           1,969,476
Series 2122, Cl. FD, 3.168%, 2/15/29 1                                                          2,666,286           2,657,216
Series 2132, Cl. FN, 4.019%, 3/15/29 1                                                          4,004,469           3,954,328

                  16 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2148, Cl. ZA, 6%, 4/15/29                                                             $  5,899,604        $  6,104,468
Series 2195, Cl. LH, 6.50%, 10/15/29                                                            6,205,381           6,599,172
Series 2220, Cl. PD, 8%, 3/15/30                                                                  708,320             756,209
Series 2281, Cl. Z, 6.50%, 2/15/31                                                              9,078,111           9,633,764
Series 2319, Cl. BZ, 6.50%, 5/15/31                                                            14,222,740          15,080,865
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                             3,607,598           3,794,379
Series 2344, Cl. FP, 3.768%, 8/15/31 1                                                          2,345,440           2,368,381
Series 2351, Cl. PZ, 6.50%, 8/15/31                                                             2,454,725           2,583,564
Series 2368, Cl. TG, 6%, 10/15/16                                                                 722,492             760,508
Series 2392, Cl. FB, 3.418%, 1/15/29 1                                                            809,792             800,980
Series 2392, Cl. PV, 6%, 12/15/20                                                               5,298,952           5,353,286
Series 2396, Cl. FE, 3.418%, 12/15/31 1                                                           911,556             896,856
Series 2401, Cl. FA, 3.468%, 7/15/29 1                                                            982,323             973,176
Series 2410, Cl. PF, 3.798%, 2/15/32 1                                                          6,655,518           6,605,513
Series 2435, Cl. EQ, 6%, 5/15/31                                                                5,904,613           6,020,951
Series 2464, Cl. FI, 3.818%, 2/15/32 1                                                          2,012,411           2,032,970
Series 2470, Cl. LF, 3.818%, 2/15/32 1                                                          2,058,870           2,077,983
Series 2471, Cl. FD, 3.818%, 3/15/32 1                                                          3,726,955           3,763,695
Series 2481, Cl. AF, 3.368%, 3/15/32 1                                                          2,176,885           2,136,366
Series 2500, Cl. FD, 3.318%, 3/15/32 1                                                          1,581,389           1,592,611
Series 2504, Cl. FP, 3.318%, 3/15/32 1                                                          1,100,119           1,074,924
Series 2526, Cl. FE, 3.218%, 6/15/29 1                                                          2,399,500           2,409,859
Series 2530, Cl. FD, 3.318%, 2/15/32 1                                                          3,250,313           3,145,038
Series 2538, Cl. F, 3.418%, 12/15/32 1                                                            646,902             644,001
Series 2550, Cl. FI, 3.168%, 11/15/32 1                                                         2,380,748           2,316,048
Series 2551, Cl. FD, 3.218%, 1/15/33 1                                                          2,752,415           2,687,045
Series 2641, Cl. CE, 3.50%, 9/15/25                                                             2,778,876           2,774,388
Series 2662, Cl. DK, 4%, 2/15/16                                                                8,563,154           8,568,895
Series 2664, Cl. NA, 5.50%, 2/15/26                                                             4,776,761           4,863,926
Series 2676, Cl. KY, 5%, 9/15/23                                                                4,862,000           4,852,581
Series 2727, Cl. UA, 3.50%, 10/15/22                                                            1,253,860           1,253,186
Series 2736, Cl. DB, 3.30%, 11/15/26                                                           19,451,529          19,375,519
Series 2777, Cl. PJ, 4%, 5/15/24                                                                1,332,777           1,334,923
Series 2934, Cl. NA, 5%, 4/15/24                                                                6,197,493           6,269,985
Series 3025, Cl. SJ, 14.419%, 8/15/35 1                                                           726,505             878,576
Series 3035, Cl. DM, 5.50%, 11/15/25                                                           10,198,079          10,379,392
Series 3046, Cl. NA, 5.50%, 12/15/25                                                            8,257,853           8,406,554
Series 3057, Cl. BL, 5.50%, 6/15/27                                                             7,648,521           7,798,343
Series 3094, Cl. HS, 14.052%, 6/15/34 1                                                         1,804,698           2,154,665
Series 3099, Cl. PA, 5.50%, 9/15/25                                                            13,165,647          13,451,301
Series 3138, Cl. PA, 5.50%, 2/15/27 3                                                          28,944,134          29,685,822
Series 3171, Cl. NE, 6%, 5/15/27                                                                5,774,610           5,896,910
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 12.238%, 7/1/26 4                                                           4,291,752             959,737
Series 192, Cl. IO, 13.096%, 2/1/28 4                                                             978,055             216,225
Series 200, Cl. IO, 12.218%, 1/1/29 4                                                           1,173,696             247,018

                  17 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 205, Cl. IO, 10.045%, 9/1/29 4                                                      $    5,998,129      $    1,429,806
Series 206, Cl. IO, (8.295)%, 12/1/29 4                                                           272,702              60,057
Series 2074, Cl. S, 21.101%, 7/17/28 4                                                          1,240,626             143,602
Series 2079, Cl. S, 25.041%, 7/17/28 4                                                          1,980,676             230,316
Series 218, Cl. IO, 13.552%, 2/1/32 4                                                           2,865,571             617,199
Series 224, Cl. IO, 8.462%, 3/1/33 4                                                            4,451,149             977,786
Series 243, Cl. 6, 15.055%, 12/15/32 4                                                          2,952,746             561,168
Series 2470, Cl. AS, 39.063%, 3/15/32 4                                                         1,882,736             214,015
Series 2493, Cl. S, 33.241%, 9/15/29 4                                                          1,591,566             185,347
Series 2526, Cl. SE, 22.668%, 6/15/29 4                                                         3,315,201             321,856
Series 2796, Cl. SD, 31.423%, 7/15/26 4                                                           613,890              63,367
Series 2819, Cl. S, 24.523%, 6/15/34 4                                                         26,491,808           2,204,394
Series 2920, Cl. S, 34.819%, 1/15/35 4                                                         14,173,829           1,040,597
Series 2989, Cl. TS, 23.294%, 6/15/25 4                                                         3,206,459             316,923
Series 3000, Cl. SE, 57.598%, 7/15/25 4                                                        17,488,015           1,476,620
Series 3110, Cl. SL, 88.748%, 2/15/26 4                                                         2,477,988             213,466
-------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only
Stripped Mtg.-Backed Security:
Series 192, Cl. PO, 6.335%, 2/1/28 5                                                              978,055             801,833
Series 216, Cl. PO, 6.247%, 12/1/31 5                                                           2,662,343           2,027,591
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/18-8/1/20                                                                          62,279,435          62,257,701
5%, 2/25/18-3/1/34                                                                            197,596,366         198,744,066
5%, 4/1/23 6                                                                                   33,709,000          34,030,280
5.50%, 11/25/21-11/25/34                                                                      301,299,062         305,327,326
5.50%, 4/1/23-4/1/38 6                                                                         21,600,000          21,897,782
5.863%, 1/25/12                                                                                 8,810,707           9,303,488
6%, 7/25/14-8/1/34                                                                             71,368,445          73,628,551
6%, 9/25/32-4/25/33 3                                                                          13,405,988          13,811,139
6%, 4/1/21 6                                                                                   38,971,000          40,109,694
6.50%, 6/25/17-11/25/31                                                                        62,671,350          65,646,162
6.50%, 10/25/30 3                                                                               1,492,952           1,561,554
7%, 7/25/13-2/25/36                                                                            22,620,713          23,975,396
7%, 4/1/37 6                                                                                    2,000,000           2,099,376
7.50%, 2/25/27-8/25/33                                                                         38,883,761          42,096,222
8%, 6/25/17                                                                                         2,790               3,010
8.50%, 7/1/32                                                                                     222,653             245,539
9%, 8/25/19                                                                                        17,923              19,774
9.50%, 11/25/21                                                                                    14,340              15,861
10.50%, 12/25/14                                                                                   42,744              48,233
11%, 11/25/15-8/13/19                                                                             851,383           1,001,344
11.25%, 3/10/16                                                                                   164,247             196,622
11.50%, 8/8/19                                                                                    163,311             191,349
12%, 1/25/16-8/25/16                                                                              262,919             298,657
12.50%, 8/25/15-12/25/15                                                                           91,035             105,370
13%, 9/8/15-8/25/26                                                                               248,766             286,407

                  18 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn. Grantor Trust:
Gtd. Trust Multifamily Pass-Through Certificates, Trust 2001-T6,
Cl. B, 6.088%, 5/25/11                                                                     $   10,125,000      $   10,709,954
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4, Cl. IO,
21.919%, 7/25/41 4                                                                              5,785,072              84,260
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1988-7, Cl. Z, 9.25%, 4/25/18                                                                93,390             101,721
Trust 1991-109, Cl. Z, 8.50%, 9/25/21                                                              73,387              78,867
Trust 1992-15, Cl. KZ, 7%, 2/25/22                                                                205,770             207,798
Trust 1992-34, Cl. G, 8%, 3/25/22                                                                 104,034             109,494
Trust 1997-16, Cl. PD, 7%, 3/18/27                                                              4,848,629           5,158,787
Trust 1997-63, Cl. ZA, 6.50%, 9/18/27                                                             366,914             389,157
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                          3,473,560           3,614,182
Trust 2001-6, Cl. ZC, 6.50%, 9/25/30                                                              276,018             291,268
Trust 2001-69, Cl. PF, 3.606%, 12/25/31 1                                                       4,498,882           4,437,657
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                                551,444             554,371
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                             16,870,128          17,756,732
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                              1,480,860           1,557,443
Trust 2002-29, Cl. F, 3.606%, 4/25/32 1                                                         2,191,828           2,176,210
Trust 2002-52, Cl. FD, 3.106%, 9/25/32 1                                                        2,036,005           2,019,045
Trust 2002-53, Cl. FY, 3.106%, 8/25/32 1                                                        2,830,880           2,761,472
Trust 2002-56, Cl. KW, 6%, 4/25/23                                                             10,499,000          10,730,716
Trust 2002-64, Cl. FJ, 3.606%, 4/25/32 1                                                          675,483             666,295
Trust 2002-65, Cl. FB, 3.606%, 7/25/32 1                                                        4,317,516           4,364,929
Trust 2002-68, Cl. FH, 3.275%, 10/18/32 1                                                       1,350,414           1,322,258
Trust 2002-74, Cl. KF, 2.956%, 3/25/17 1                                                        1,496,120           1,490,874
Trust 2002-77, Cl. TF, 3.775%, 12/18/32 1                                                       9,223,237           9,170,051
Trust 2002-82, Cl. FE, 3.606%, 12/25/32 1                                                       3,699,205           3,695,942
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                               5,793,911           6,098,455
Trust 2002-90, Cl. FJ, 3.106%, 9/25/32 1                                                        1,362,932           1,333,699
Trust 2002-90, Cl. FM, 3.106%, 9/25/32 1                                                        1,310,511           1,282,403
Trust 2003-116, Cl. FA, 3.006%, 11/25/33 1                                                      1,331,330           1,329,919
Trust 2003-130, Cl. CS, 8.888%, 12/25/33 1                                                      2,918,051           3,040,334
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                           3,676,000           3,786,768
Trust 2003-21, Cl. FK, 3.006%, 3/25/33 1                                                          233,461             227,445
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                                         10,730,000          10,860,745
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                              4,695,052           4,702,004
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                              2,262,500           2,258,297
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                          12,873,000          13,031,244
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                              1,105,753           1,103,001
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                             8,529,000           8,810,916
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                           8,542,288           8,570,045
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                         4,975,000           5,127,882
Trust 2005-109, Cl. AH, 5.50%, 12/25/25                                                         8,602,788           8,793,453
Trust 2005-117, Cl. LA, 5.50%, 12/25/27                                                        21,716,220          22,178,043
Trust 2005-45, Cl. XA, 2.946%, 6/25/35 1                                                        7,513,083           7,103,468
Trust 2005-59, Cl. NQ, 10.359%, 5/25/35 1                                                       2,067,377           2,256,138

                  19 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 2005-67, Cl. BF, 2.956%, 8/25/35 1                                                   $    8,455,728      $    8,409,705
Trust 2005-85, Cl. FA, 2.956%, 10/25/35 1                                                      18,360,634          17,534,069
Trust 2006-110, Cl. PW, 5.50%, 5/25/28                                                         14,144,769          14,505,748
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                           1,575,050           1,597,006
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                          18,437,053          18,741,635
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                         16,819,789          17,216,451
Trust 2006-46, Cl. SW, 14.643%, 6/25/36 1                                                       2,333,626           2,756,880
Trust 2006-50, Cl. KS, 14.644%, 6/25/36 1                                                       3,584,919           4,070,154
Trust 2006-50, Cl. SK, 14.644%, 6/25/36 1                                                         543,355             620,722
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                           7,308,519           7,478,451
Trust 2006-97, Cl. MA, 6%, 6/25/16                                                                852,731             868,652
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-63, Cl. SD, 23.559%, 12/18/31 4                                                      3,086,974             355,286
Trust 2001-68, Cl. SC, 20.241%, 11/25/31 4                                                      2,777,132             298,804
Trust 2001-81, Cl. S, 22.372%, 1/25/32 4                                                        2,034,624             209,557
Trust 2002-28, Cl. SA, 23.083%, 4/25/32 4                                                       1,667,942             185,766
Trust 2002-38, Cl. IO, 26.57%, 4/25/32 4                                                        2,208,933             190,008
Trust 2002-39, Cl. SD, 19.678%, 3/18/32 4                                                       2,370,262             233,231
Trust 2002-48, Cl. S, 21.991%, 7/25/32 4                                                        2,766,614             297,839
Trust 2002-52, Cl. SD, 19.371%, 9/25/32 4                                                       2,036,005             228,158
Trust 2002-52, Cl. SL, 21.934%, 9/25/32 4                                                       1,741,708             183,604
Trust 2002-53, Cl. SK, 19.754%, 4/25/32 4                                                       1,383,000             145,463
Trust 2002-56, Cl. SN, 23.833%, 7/25/32 4                                                       3,757,531             405,409
Trust 2002-77, Cl. IS, 24.895%, 12/18/32 4                                                      3,161,774             336,264
Trust 2002-77, Cl. SH, 25.107%, 12/18/32 4                                                      2,534,630             302,601
Trust 2002-9, Cl. MS, 21.327%, 3/25/32 4                                                        3,084,517             341,565
Trust 2002-96, Cl. SK, 38.167%, 4/25/32 4                                                         694,384              90,124
Trust 2003-118, Cl. S, 33.146%, 12/25/33 4                                                     14,455,384           2,089,452
Trust 2003-33, Cl. IA, 10.762%, 5/25/33 4                                                         537,835             117,910
Trust 2003-33, Cl. SP, 37.842%, 5/25/33 4                                                       7,727,180             968,008
Trust 2003-38, Cl. SA, 16.786%, 3/25/23 4                                                      11,254,280           1,273,380
Trust 2003-4, Cl. S, 32.391%, 2/25/33 4                                                         4,596,698             533,431
Trust 2005-40, Cl. SA, 36.003%, 5/25/35 4                                                       8,001,662             667,807
Trust 2005-63, Cl. SA, 46.233%, 10/25/31 4                                                      9,889,874             916,436
Trust 2005-63, Cl. X, 49.179%, 10/25/31 4                                                         117,074               1,834
Trust 2005-71, Cl. SA, 46.79%, 8/25/25 4                                                       10,986,731           1,095,829
Trust 2005-83, Cl. SL, 61.969%, 10/25/35 4                                                     11,489,661           1,024,920
Trust 2005-87, Cl. SE, 97.063%, 10/25/35 4                                                     21,471,942           1,544,541
Trust 2005-87, Cl. SG, 67.85%, 10/25/35 4                                                      21,537,263           1,842,319
Trust 2006-119, Cl. MS, 62.906%, 12/25/36 4                                                    11,055,278             994,905
Trust 2006-33, Cl. SP, 49.64%, 5/25/36 4                                                       12,993,742           1,483,246
Trust 2006-48, Cl. QA, 27.027%, 6/25/36 4                                                      34,265,457           3,528,252
Trust 2006-51, Cl. SA, 23.289%, 6/25/36 4                                                      62,724,324           6,369,505
Trust 221, Cl. 2, 13.117%, 5/1/23 4                                                             3,797,928             947,656
Trust 240, Cl. 2, 23.687%, 9/1/23 4                                                             3,787,017             929,430
Trust 254, Cl. 2, 9.765%, 1/1/24 4                                                              4,614,756           1,142,606

                  20 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 294, Cl. 2, 11.202%, 2/1/28 4                                                        $    5,341,339     $     1,317,188
Trust 301, Cl. 2, 5.905%, 4/1/29 4                                                              3,131,598             663,174
Trust 321, Cl. 2, 11.09%, 4/1/32 4                                                              7,843,746           1,681,005
Trust 324, Cl. 2, 5.685%, 7/1/32 4                                                             10,873,665           2,447,638
Trust 331, Cl. 10, 14.639%, 2/1/33 4                                                            4,838,007             889,493
Trust 331, Cl. 4, 16.857%, 2/1/33 4                                                             3,970,246             864,030
Trust 331, Cl. 5, 9.371%, 2/1/33 4                                                              6,052,714           1,299,692
Trust 334, Cl. 5, 13.612%, 5/1/33 4                                                            11,757,229           2,599,972
Trust 339, Cl. 7, 9.03%, 7/1/33 4                                                               8,338,485           1,770,360
Trust 342, Cl. 2, 6.908%, 9/1/33 4                                                              3,827,058             850,052
Trust 344, Cl. 2, 6.686%, 12/1/33 4                                                            23,355,082           5,184,403
Trust 362, Cl. 12, 11.033%, 8/1/35 4                                                           13,004,674           2,551,955
Trust 362, Cl. 13, 11.035%, 8/1/35 4                                                            7,280,012           1,432,830
Trust 364, Cl. 15, 14.503%, 9/1/35 4                                                            5,068,553           1,081,881
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security:
Trust 324, Cl. 1, 6.144%, 7/1/32 5                                                              2,715,236           2,206,406
Trust 327, Cl. 1, 6.878%, 9/1/32 5                                                              1,647,172           1,289,693
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Stripped Mtg.-Backed Security, Trust G,
Cl. 2, 11.50%, 3/1/09                                                                              17,114              17,442
-------------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                                       5,878,517
                                                                                                                    5,644,785
                                                                                                              -----------------
                                                                                                                1,617,350,156

-------------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--1.2%
Government National Mortgage Assn.:
6.50%, 1/29/24                                                                                    256,491             268,555
7%, 1/29/09-2/8/30                                                                              1,954,510           2,090,365
7.50%, 5/29/28-8/29/28                                                                            856,435             923,899
8%, 8/29/28-9/29/28                                                                               178,763             196,139
8.50%, 8/1/17-9/29/21                                                                             984,933           1,077,240
9.50%, 9/29/17                                                                                      3,261               3,627
10.50%, 2/29/16-7/15/21                                                                           144,869             175,239
11%, 11/8/19                                                                                      168,186             198,042
11.50%, 4/29/13-7/29/19                                                                            41,377              48,487
13%, 3/1/11-9/29/14                                                                                 5,900               6,822
-------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 1999-32, Cl. ZB, 8%, 9/16/29                         14,155,388          15,429,197
-------------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 1998-19, Cl. SB, 17.131%, 7/16/28 4                                                      4,011,039             486,267
Series 1998-6, Cl. SA, 28.274%, 3/16/28 4                                                       2,471,545             297,080
Series 2001-21, Cl. SB, 33.023%, 1/16/27 4                                                      4,324,187             461,533
Series 2006-47, Cl. SA, 75.786%, 8/16/36 4                                                     27,018,087
                                                                                                                    2,596,684
                                                                                                              -----------------
                                                                                                                   24,259,176

                  21 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--13.2%
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--8.7%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through
Certificates, Series 2005-3, Cl. A2, 4.501%, 7/10/43                                        $   9,170,000        $  9,026,909
-------------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                          5,304,042           5,448,097
-------------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A2B,
5.205%, 12/11/49                                                                               12,180,000          11,871,218
-------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2006-A5, Cl. 1A13, 3.056%, 10/25/36 1                 7,519,298           5,510,413
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2007-8CB, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                        17,800,636          16,593,441
-------------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                        2,184,992           2,164,495
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                      7,039,631           6,771,860
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                                          1,042,543           1,027,440
-------------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg.
Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                             4,214,769           4,089,155
-------------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35                    609,461             607,867
-------------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                                         6,670,000           6,617,807
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                         5,240,000           5,197,020
-------------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                                        6,190,000           6,110,125
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                        5,760,000           5,729,690
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39                                                        6,750,000           6,619,464
-------------------------------------------------------------------------------------------------------------------------------
HSI Asset Securitization Corp. Trust 2006-OPT1, Mtg. Pass-Through
Certificates, Series 2006-OPT1, Cl. 2A2, 2.739%, 12/25/35 1                                     4,930,000           4,819,124
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                       2,240,000           2,207,493
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                       7,550,000           7,462,038
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                     11,830,000          11,540,073
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                       5,010,000           4,964,409
-------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C5, Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                           6,340,000           6,300,512
-------------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C1, Commercial Mtg. Pass-Through
Certificates, Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                           7,520,000           7,366,279
-------------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates, Series 2004-6,
Cl. 10A1, 6%, 7/25/34                                                                           6,855,391           6,323,150
-------------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                                           276,621             277,226

                  22 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                         $   8,054,614       $   7,999,078
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial Mtg.
Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                            10,589,513          10,518,481
-------------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                            2,115,000           2,074,173
-------------------------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg,
Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.884%, 8/1/46 1                          19,904,504          19,112,169
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  184,349,206

-------------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.9%
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2003-46, Cl. 1A2, 4.124%, 1/19/34 1                                                      9,258,306           9,403,869
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR5 Trust, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 2A1, 5.537%, 4/1/36 1                                       10,139,548           9,709,793
                                                                                                                ---------------
                                                                                                                   19,113,662

-------------------------------------------------------------------------------------------------------------------------------
OTHER--0.2%
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 2002-2, Cl. IO, 17.401%, 1/15/32 4                                                      53,071,995             332,491
Series 1999-3, Cl. IO, 20.062%, 10/15/29 4                                                     45,330,650             341,612
Series 2001-3, Cl. IO, 14.809%, 5/15/31 4                                                      20,709,678             149,895
Series 2003-1, Cl. IO, 14.011%, 11/15/32 4                                                    107,356,069           1,037,392
Series 2002-3, Cl. IO, 15.007%, 8/15/32 4                                                      71,439,234             946,720
                                                                                                                ---------------
                                                                                                                    2,808,110

-------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--3.4%
Bank of America Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2003-1, Cl. A6, 6%, 2/1/33                                                               6,742,116           6,177,079
-------------------------------------------------------------------------------------------------------------------------------
CitiMortgage Alternative Loan Trust 2006-A1, Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2006-A1, Cl. 2A1, 5.25%, 3/1/21                       6,712,264           6,651,589
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                         9,560,892           8,479,118
-------------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                         8,596,412           8,281,821
-------------------------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2007-AR1, Mtg. Pass-Through Certificates,
Series 2007-AR1, Cl. 4A1, 5.834%, 3/1/37 1                                                     10,994,702          10,121,316
-------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Asset-Backed
Certificates, Series 2005-A1, Cl.2A1, 4.516%, 12/25/34 1                                        2,491,711           2,371,513
-------------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                                                                     5,043,504           5,010,575
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5,
6%, 9/25/36                                                                                    13,623,709          13,308,419

                  23 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                PRINCIPAL
                                                                                                   AMOUNT               VALUE
-------------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued

RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                      $   5,374,147     $     5,160,469
-------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR13, Cl. A5, 5.76%, 9/1/36 1                            8,107,774           6,891,608
                                                                                                              -----------------
                                                                                                                   72,453,507
                                                                                                              -----------------
Total Mortgage-Backed Obligations (Cost $ 1,889,404,419)                                                        1,920,333,817

-------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--6.4%
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.625%, 12/19/08-10/25/12 7                                                                    57,270,000          59,886,594
5.125%, 8/23/10 7                                                                               4,000,000           4,254,040
-------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
2.75%, 4/11/11                                                                                 11,615,000          11,629,577
3.25%, 4/9/13                                                                                  52,860,000          52,880,298
5.50%, 3/15/11                                                                                  7,425,000           8,003,459
                                                                                                              -----------------
Total U.S. Government Obligations (Cost $ 133,223,680)                                                            136,653,968

-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.3%
Federal Home Loan Bank, 1.50%, 4/1/08 (Cost $ 48,890,000)                                      48,890,000          48,890,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $ 2,175,218,547)                                                  2,204,983,577

-------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--2.4% 8
-------------------------------------------------------------------------------------------------------------------------------

Undivided interest of 0.23% in joint repurchase agreement
(Principal Amount/Value $7,000,000,000 with a maturity value of
$7,000,486,111) with Barclays Capital, 2.50%, dated 3/31/08, to be repurchased at $16,221,100 on 4/1/08, collateralized by U.S. Agency
Mortgages, 0%-6.40%, 3/1/28-3/1/38, with a value of $ 7,140,000,000                            16,219,974          16,219,974
-------------------------------------------------------------------------------------------------------------------------------
Undivided interest of 0.53% in joint repurchase agreement
(Principal Amount/Value $6,600,000,000 with a maturity value of
$6,600,577,500) with Barclays Capital, 3.15%, dated 3/31/08, to be repurchased at $35,003,063 on 4/1/08, collateralized by Private Label
CMOs, 0%-6.50%, 6/12/24-9/18/56, with a value of $ 6,930,000,000                               35,000,000          35,000,000
                                                                                                              -----------------

Total Investments Purchased with Cash Collateral from Securities
Loaned (Cost $ 51,219,974)                                                                                         51,219,974

-------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $ 2,226,438,521)                                                  106.6%      2,256,203,551
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                (6.6)       (140,340,006)
                                                                                            -----------------------------------

NET ASSETS                                                                                          100.0%    $ 2,115,863,545
                                                                                            ===================================

                  24 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $457,435 or 0.02% of the Fund's net assets as of March 31, 2008.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $4,550,318. See Note 5 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $74,122,252 or 3.50% of the Fund's net assets as of March 31, 2008.

5. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $6,325,523 or 0.30% of the Fund's net assets as of March 31, 2008.

6. When-issued security or delayed delivery to be delivered and settled after March 31, 2008. See Note 1 of accompanying Notes.

7. Partial or fully-loaned security. See Note 8 of accompanying Notes.

8. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                           NUMBER OF      EXPIRATION                                   UNREALIZED
CONTRACT DESCRIPTION                 BUY/SELL              CONTRACTS            DATE                 VALUE           DEPRECIATION
----------------------------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                           Buy                    477         6/19/08        $   56,666,109          $     436,920
U.S. Treasury Nts., 2 yr.                 Buy                  1,505         6/30/08           323,057,656                141,180
U.S. Treasury Nts., 5 yr.                Sell                  1,091         6/30/08           124,629,703              1,480,117
U.S. Treasury Nts., 10 yr.               Sell                  2,752         6/19/08           327,359,000              5,404,176
                                                                                                                    -------------
                                                                                                                    $   7,462,393
                                                                                                                    =============

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                PAY/
                                                                   NOTIONAL  RECEIVE                       PREMIUM
SWAP                                                     BUY/SELL    AMOUNT    FIXED   TERMINATION           PAID/
COUNTERPARTY             REFERENCE ENTITY       CREDIT PROTECTION    (000S)     RATE          DATE      (RECEIVED)          VALUE
----------------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                         ABX.HE.AAA.06-2 Index               Sell  $  5,150     0.11%      5/25/46    $   (257,469)  $ (1,264,929)
                         ABX.HE.AAA.06-2 Index               Sell     5,150     0.11       5/25/46        (257,421)    (1,264,929)
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital
Markets LP
                         ABX.HE.AAA.06-2 Index               Sell     1,650     0.11       5/25/46        (182,501)      (412,470)
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.
                         ABX.HE.AAA.06-2 Index               Sell     2,115     0.11       5/25/46        (655,540)      (515,219)
----------------------------------------------------------------------------------------------------------------------------------
UBS AG                   ABX.HE.AAA.06-2 Index               Sell     1,615     0.11       5/25/46        (504,604)      (393,421)
                                                                                                      ----------------------------
                                                                                                      $ (1,857,535)  $ (3,850,968)
                                                                                                      ============================

                  25 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF MARCH 31, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                            NOTIONAL              PAID BY             ECEIVED BY          TERMINATION
COUNTERPARTY                      AMOUNT             THE FUND               THE FUND                 DATE                 VALUE
-------------------------------------------------------------------------------------------------------------------------------
                                             If positive, the       If negative, the
                                              Total Return of        Total Return of
                                                   the Lehman             the Lehman
                                                Brothers U.S.          Brothers U.S.
                                                     CMBS AAA          CMBS AAA 8.5+
                                              8.5+ Index plus         Index minus 15
Citibank NA                $  23,300,000      15 basis points           basis points               8/1/08           $   748,408

                                             If positive, the
                                              Total Return of       If negative, the
                                                   the Lehman        Total Return of
                                                Brothers U.S.             the Lehman
                                                     CMBS AAA          Brothers U.S.
                                                   8.5+ Index          CMBS AAA 8.5+
                                               minus 55 basis          Index plus 55
Deutsche Bank AG               1,000,000               points           basis points               5/1/08                32,704

Lehman Brothers
Holdings, Inc.:
                                             If positive, the       If negative, the
                                              Total Return of        Total Return of
                                                   the Lehman             the Lehman
                                                Brothers U.S.          Brothers U.S.
                                                     CMBS AAA          CMBS AAA 8.5+
                                              8.5+ Index plus         Index minus 20
                              10,800,000      20 basis points           basis points               5/1/08               343,896

                                             If positive, the
                                              Total Return of       If negative, the
                                                   the Lehman        Total Return of
                                                Brothers U.S.             the Lehman
                                                     CMBS AAA          Brothers U.S.
                                                   8.5+ Index          CMBS AAA 8.5+
                                               minus 55 basis          Index plus 55
                              32,472,000               points           basis points               5/1/08             1,052,248

                                             If positive, the
                                              Total Return of       If negative, the
                                                   the Lehman        Total Return of
                                                Brothers U.S.             the Lehman
                                                     CMBS AAA          Brothers U.S.
                              12,590,000                Index         CMBS AAA Index               3/1/09               402,782

                                             If positive, the
                                              Total Return of       If negative, the
                                                   the Lehman        Total Return of
                                                Brothers U.S.             the Lehman
                                                     CMBS AAA          Brothers U.S.
                                                   8.5+ Index          CMBS AAA 8.5+
                                               minus 45 basis          Index plus 45
                              43,044,000               points           basis points               5/1/08             1,391,602

                  26 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

SWAP                            NOTIONAL              PAID BY            RECEIVED BY          TERMINATION
COUNTERPARTY                      AMOUNT             THE FUND               THE FUND                 DATE                 VALUE
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                             If positive, the       If negative, the
                                              Total Return of        Total Return of
                                                   the Lehman             the Lehman
                                                Brothers U.S.          Brothers U.S.
                                                     CMBS AAA          CMBS AAA 8.5+
                                              8.5+ Index plus         Index minus 30
                           $  34,800,000      30 basis points           basis points               8/1/08           $   844,696

                                             If positive, the       If negative, the
                                              Total Return of        Total Return of
                                                   the Lehman             the Lehman
                                                Brothers U.S.          Brothers U.S.
                                                     CMBS AAA          CMBS AAA 8.5+
                              10,200,000           8.5+ Index                  Index               8/1/08               247,792
-------------------------------------------------------------------------------------------------------------------------------
                                             If positive, the       If negative, the
                                              Total Return of        Total Return of
                                                   the Lehman             the Lehman
                                                Brothers U.S.          Brothers U.S.
                                                     CMBS AAA          CMBS AAA 8.5+
                                              8.5+ Index plus         Index minus 20
UBS AG                         7,600,000      20 basis points           basis points               5/1/08               244,398
                                                                                                                  -------------
                                                                                                                  $   5,308,526
                                                                                                                  =============

Abbreviation is as follows:
CMBS    Commercial Mortgage Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 27 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

March 31, 2008

---------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------

Investments, at value (cost $2,226,438,521)--see accompanying statement of
investments                                                                                 $   2,256,203,551
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                  559,520
---------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $1,160,144)                                                      4,399,886
---------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $32,074,750 sold on a when-issued or delayed delivery
basis)                                                                                             32,075,921
Interest and principal paydowns                                                                    10,771,036
Shares of beneficial interest sold                                                                  2,751,835
Other                                                                                                 783,883
                                                                                            -------------------
Total assets                                                                                    2,307,545,632

---------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------

Return of collateral for securities loaned                                                         51,219,974
---------------------------------------------------------------------------------------------------------------
Swaps, at value (premiums received $697,391)                                                        2,942,328
---------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis                                  130,206,107
Shares of beneficial interest redeemed                                                              4,221,482
Distribution and service plan fees                                                                  1,030,383
Dividends                                                                                             901,364
Futures margins                                                                                       712,074
Transfer and shareholder servicing agent fees                                                         300,289
Shareholder communications                                                                             76,304
Trustees' compensation                                                                                 37,754
Other                                                                                                  34,028
                                                                                            -------------------
Total liabilities                                                                                 191,682,087

---------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $   2,115,863,545
                                                                                            ===================

---------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                                  $         215,228
---------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                      2,223,170,828
---------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                  18,908,559
---------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (152,048,800)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                         25,617,730
                                                                                            -------------------
NET ASSETS                                                                                  $   2,115,863,545
                                                                                            ===================

                  28 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$1,175,477,135 and 119,512,184 shares of beneficial interest outstanding)                              $     9.84
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                               $    10.20
-------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $152,998,758
and 15,560,826 shares of beneficial interest outstanding)                                              $     9.83
-------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $302,712,477
and 30,838,943 shares of beneficial interest outstanding)                                              $     9.82
-------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,088,950
and 5,199,218 shares of beneficial interest outstanding)                                               $     9.83
-------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $433,586,225 and 44,117,068 shares of beneficial interest outstanding)                       $     9.83

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  29 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended March 31, 2008
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------

Interest                                                            $ 56,796,223
----------------------------------------------------------------------------------
Fee income                                                               248,077
----------------------------------------------------------------------------------
Portfolio lending fees                                                    41,371
                                                                    --------------
Total investment income                                               57,085,671

----------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------

Management fees                                                        4,335,443
----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                1,457,447
Class B                                                                  861,921
Class C                                                                1,494,761
Class N                                                                  131,263
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                1,127,142
Class B                                                                  219,576
Class C                                                                  225,901
Class N                                                                   73,717
Class Y                                                                  230,875
----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   56,679
Class B                                                                   20,125
Class C                                                                   15,182
Class N                                                                    2,342
Class Y                                                                       74
----------------------------------------------------------------------------------
Trustees' compensation                                                    22,307
----------------------------------------------------------------------------------
Custodian fees and expenses                                                6,339
----------------------------------------------------------------------------------
Accounting service fees                                                    6,000
----------------------------------------------------------------------------------
Administration service fees                                                  750
----------------------------------------------------------------------------------
Other                                                                     98,089
                                                                    --------------
Total expenses                                                        10,385,933
Less reduction to custodian expenses                                      (4,220)
Less waivers and reimbursements of expenses                           (1,688,036)
                                                                    --------------
Net expenses                                                           8,693,677

----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 48,391,994

                  30 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

-----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments                                                         $  12,719,091
Closing and expiration of futures contracts                           (27,556,852)
Short positions                                                          (659,071)
Swap contracts                                                        (27,441,726)
                                                                    ---------------
Net realized loss                                                     (42,938,558)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                            16,806,830
Futures contracts                                                      (6,320,092)
Short positions                                                           (69,408)
Swap contracts                                                          2,520,491
                                                                    ---------------
Net change in unrealized appreciation                                  12,937,821

-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  18,391,257
                                                                    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 31 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SIX MONTHS              YEAR
                                                                    ENDED             ENDED
                                                           MARCH 31, 2008     SEPTEMBER 30,
                                                              (UNAUDITED)              2007
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------

Net investment income                                     $    48,391,994   $    82,246,707
---------------------------------------------------------------------------------------------
Net realized loss                                             (42,938,558)      (10,843,179)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                          12,937,821        22,257,214
                                                          -----------------------------------
Net increase in net assets resulting from operations           18,391,257        93,660,742

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                       (27,776,962)      (53,576,515)
Class B                                                        (3,416,888)       (9,178,810)
Class C                                                        (5,943,486)      (12,365,272)
Class N                                                        (1,173,438)       (2,372,791)
Class Y                                                       (10,080,562)      (11,884,710)
                                                          -----------------------------------
                                                              (48,391,336)      (89,378,098)

---------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                        16,437,180       114,229,628
Class B                                                       (39,396,614)      (57,319,295)
Class C                                                         9,013,537       (19,496,871)
Class N                                                        (1,030,089)        4,921,276
Class Y                                                        62,723,986       211,929,163
                                                          -----------------------------------
                                                               47,748,000       254,263,901

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------

Total increase                                                 17,747,921       258,546,545
---------------------------------------------------------------------------------------------
Beginning of period                                         2,098,115,624     1,839,569,079
                                                          -----------------------------------
End of period (including accumulated net investment
income of $18,908,559 and $18,907,901, respectively)      $ 2,115,863,545   $ 2,098,115,624
                                                          ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 32 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    SIX MONTHS
                                         ENDED
                                MARCH 31, 2008                                                             YEAR ENDED SEPTEMBER 30,
CLASS A                             (UNAUDITED)            2007             2006             2005             2004             2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                          $      9.98      $      9.96      $     10.00      $     10.17      $     10.33      $     10.35
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                      .23 1            .45 1            .41 1            .31 1            .29              .22
Net realized and unrealized
gain (loss)                               (.14)             .06             (.04)            (.16)            (.17)            (.01)
                                   -------------------------------------------------------------------------------------------------
Total from investment
operations                                 .09              .51              .37              .15              .12              .21
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                    (.23)            (.49)            (.41)            (.32)            (.28)            (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $      9.84      $      9.98      $      9.96      $     10.00      $     10.17      $     10.33
                                   =================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                   0.95%            5.25%            3.78%            1.45%            1.22%            2.01%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets,end of period
(in thousands)                     $ 1,175,477      $ 1,175,824      $ 1,059,629      $ 1,149,202      $ 1,201,379      $ 1,369,364
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                     $ 1,176,469      $ 1,088,598      $ 1,110,174      $ 1,171,442      $ 1,257,178      $ 1,476,397
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 3
Net investment income                     4.72%            4.54%            4.12%            3.11%            2.77%            2.14%
Total expenses                            0.87%            0.87%            0.89%            0.88%            0.88%            0.88%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                  0.70%            0.70%            0.70%            0.70%            0.79%            0.88%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     30% 4            88% 4           109% 4           101% 4            75% 4            82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      ------------------------------------------------------------------------------
      Six Months Ended March 31, 2008            $   471,058,156    $    350,393,852
      Year Ended September 30, 2007              $ 1,670,333,689    $  1,805,760,764
      Year Ended September 30, 2006              $ 3,361,653,474    $  3,577,036,177
      Year Ended September 30, 2005              $ 6,727,092,497    $  6,985,663,762
      Year Ended September 30, 2004              $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 33 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                          SIX MONTHS
                                               ENDED
                                      MARCH 31, 2008                                                    YEAR ENDED SEPTEMBER 30,
CLASS B                                  (UNAUDITED)           2007            2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                                  $    9.97      $    9.96     $     10.00      $   10.17      $   10.32      $   10.35
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                            .20 1          .38 1           .33 1          .24 1          .22            .14
Net realized and unrealized
gain (loss)                                     (.14)           .05            (.04)          (.17)          (.16)          (.02)
                                           ---------------------------------------------------------------------------------------
Total from investment
operations                                       .06            .43             .29            .07            .06            .12
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net
investment income                               (.20)          (.42)           (.33)          (.24)          (.21)          (.15)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $    9.83      $    9.97     $      9.96      $   10.00      $   10.17      $   10.32
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                         0.57%          4.37%           3.01%          0.69%          0.56%          1.14%

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets,
end of period (in thousands)               $ 152,999      $ 194,616     $   251,726      $ 344,928      $ 495,417      $ 723,564
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $ 172,051      $ 217,928     $   292,613      $ 412,054      $ 586,747      $ 800,685
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           3.97%          3.79%           3.35%          2.34%          1.99%          1.39%
Total expenses                                  1.71%          1.70%           1.72%          1.69%          1.66%          1.62%
Expenses after payments,
waivers and/or reimbursements
and reduction to custodian
expenses                                        1.45%          1.45%           1.45%          1.45%          1.55%          1.62%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           30% 4          88% 4          109% 4         101% 4          75% 4          82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                        PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      ---------------------------------------------------------------------------
      Six Months Ended March 31, 2008         $   471,058,156    $    350,393,852
      Year Ended September 30, 2007           $ 1,670,333,689    $  1,805,760,764
      Year Ended September 30, 2006           $ 3,361,653,474    $  3,577,036,177
      Year Ended September 30, 2005           $ 6,727,092,497    $  6,985,663,762
      Year Ended September 30, 2004           $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 34 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                           SIX MONTHS
                                                ENDED
                                       MARCH 31, 2008                                                   YEAR ENDED SEPTEMBER 30,
CLASS C                                   (UNAUDITED)           2007           2006           2005           2004           2003
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                                   $    9.96      $    9.94      $    9.98      $   10.15      $   10.30      $   10.33
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .20 1          .38 1          .33 1          .24 1          .22            .15
Net realized and unrealized
gain (loss)                                      (.14)           .05           (.04)          (.17)          (.16)          (.03)
                                            --------------------------------------------------------------------------------------
Total from investment operations                  .06            .43            .29            .07            .06            .12
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net
investment income                                (.20)          (.41)          (.33)          (.24)          (.21)          (.15)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.82      $    9.96      $    9.94      $    9.98      $   10.15      $   10.30
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                          0.57%          4.47%          3.01%          0.69%          0.58%          1.21%

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------

Net assets,
end of period (in thousands)                $ 302,713      $ 298,029      $ 317,063      $ 386,310      $ 484,575      $ 685,735
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 298,997      $ 294,915      $ 345,520      $ 432,392      $ 565,671      $ 733,037
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            3.98%          3.79%          3.36%          2.35%          2.03%          1.45%
Total expenses                                   1.59%          1.61%          1.62%          1.60%          1.58%          1.56%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                  1.45%          1.45%          1.45%          1.45%          1.52%          1.56%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            30% 4          88% 4         109% 4         101% 4          75% 4          82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                          PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -----------------------------------------------------------------------------
      Six Months Ended March 31, 2008           $   471,058,156    $    350,393,852
      Year Ended September 30, 2007             $ 1,670,333,689    $  1,805,760,764
      Year Ended September 30, 2006             $ 3,361,653,474    $  3,577,036,177
      Year Ended September 30, 2005             $ 6,727,092,497    $  6,985,663,762
      Year Ended September 30, 2004             $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 35 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                           ENDED
                                  MARCH 31, 2008                                                 YEAR ENDED SEPTEMBER 30,
CLASS N                              (UNAUDITED)          2007          2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                               $   9.97      $   9.95      $   9.99       $  10.16       $  10.32       $  10.35
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                        .22 1         .43 1         .38 1          .29 1          .25            .19
Net realized and unrealized
gain (loss)                                 (.14)          .05          (.04)          (.17)          (.16)          (.03)
                                        -----------------------------------------------------------------------------------
Total from investment operations             .08           .48           .34            .12            .09            .16
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:

Dividends from net investment
income                                      (.22)         (.46)         (.38)          (.29)          (.25)          (.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $   9.83      $   9.97      $   9.95       $   9.99       $  10.16       $  10.32
                                        ===================================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                     0.82%         4.99%         3.52%          1.20%          0.91%          1.58%

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------

Net assets,
end of period (in thousands)            $ 51,089      $ 52,865      $ 47,868       $ 50,592       $ 47,472       $ 43,645
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)       $ 52,474      $ 50,753      $ 48,350       $ 50,758       $ 44,515       $ 35,965
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                       4.47%         4.29%         3.86%          2.86%          2.48%          1.75%
Total expenses                              1.21%         1.25%         1.27%          1.29%          1.26%          1.20%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses             0.95%         0.95%         0.95%          0.95%          1.08%          1.20%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                       30% 4         88% 4        109% 4         101% 4          75% 4          82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                          PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -----------------------------------------------------------------------------
      Six Months Ended March 31, 2008           $   471,058,156    $    350,393,852
      Year Ended September 30, 2007             $ 1,670,333,689    $  1,805,760,764
      Year Ended September 30, 2006             $ 3,361,653,474    $  3,577,036,177
      Year Ended September 30, 2005             $ 6,727,092,497    $  6,985,663,762
      Year Ended September 30, 2004             $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 36 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

                                           SIX MONTHS
                                                ENDED
                                       MARCH 31, 2008                                                YEAR ENDED SEPTEMBER 30,
CLASS Y                                   (UNAUDITED)          2007          2006          2005           2004           2003
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning
of period                                   $    9.97     $    9.95     $   10.00      $  10.17      $   10.32      $   10.34
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .25 1         .48 1         .44 1         .34 1          .32            .26
Net realized and unrealized
gain (loss)                                      (.14)          .05          (.06)         (.17)          (.15)          (.01)
                                            -----------------------------------------------------------------------------------
Total from investment operations                  .11           .53           .38           .17            .17            .25
-------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:

Dividends from net
investment income                                (.25)         (.51)         (.43)         (.34)          (.32)          (.27)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $    9.83     $    9.97     $    9.95      $  10.00      $   10.17      $   10.32
                                            ===================================================================================

-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET
VALUE 2                                          1.07%         5.50%         3.93%         1.69%          1.68%          2.41%

-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------

Net assets,
end of period (in thousands)                $ 433,586     $ 376,782     $ 163,283      $ 83,822      $ 258,937      $ 241,856
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $ 405,457     $ 232,039     $ 121,899      $ 84,227      $ 248,689      $ 201,564
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            4.97%         4.82%         4.43%         3.35%          3.13%          2.53%
Total expenses                                   0.54%         0.55%         0.59%         0.57%          0.42%          0.44%
Expenses after payments, waivers
and/or reimbursements and
reduction to custodian expenses                  0.45%         0.45%         0.44%         0.45%          0.42%          0.44%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           30% 4         88% 4         109% 4        101% 4          75% 4          82%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                          PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -----------------------------------------------------------------------------
      Six Months Ended March 31, 2008           $   471,058,156    $    350,393,852
      Year Ended September 30, 2007             $ 1,670,333,689    $  1,805,760,764
      Year Ended September 30, 2006             $ 3,361,653,474    $  3,577,036,177
      Year Ended September 30, 2005             $ 6,727,092,497    $  6,985,663,762
      Year Ended September 30, 2004             $ 9,662,274,960    $ 10,097,758,478

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                 37 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Limited-Term Government Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between

                  38 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

      As of March 31, 2008, the Fund held no securities sold short.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 31, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                          WHEN-ISSUED OR DELAYED
                                     DELIVERY BASIS TRANSACTIONS
            ----------------------------------------------------
            Purchased securities                   $ 130,206,107
            Sold securities                           32,074,750

                  39 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk. To assure its future payment of the purchase price, the Fund maintains internally designated assets with a market value equal to or greater than the payment obligation under the roll.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments

                  40 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

During the fiscal year ended September 30, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2007, the Fund had available for federal income tax purposes post-October losses of $11,095,497 and unused capital loss carryforwards as follows:

                        EXPIRING
                        --------------------------
                        2011          $ 16,833,987
                        2013            37,778,579
                        2014            18,093,354
                        2015            26,097,191
                                      ------------
                        Total         $ 98,803,111
                                      ============

As of March 31, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $152,837,166 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2008, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

          Federal tax cost of securities             $ 2,226,856,210
          Federal tax cost of other investments          (66,660,080)
                                                     ---------------
          Total federal tax cost                     $ 2,160,196,130
                                                     ===============

          Gross unrealized appreciation              $    58,927,421
          Gross unrealized depreciation                  (33,727,380)
                                                     ---------------
          Net unrealized appreciation                $    25,200,041
                                                     ===============

                  41 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection

                 42 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              SIX MONTHS ENDED MARCH 31, 2008     YEAR ENDED SEPTEMBER 30, 2007
                                    SHARES             AMOUNT         SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                            31,512,448    $   313,591,855     38,617,763    $   383,790,627
Dividends and/or
distributions reinvested         2,386,161         23,693,552      4,664,122         46,365,724
Redeemed                       (32,255,328)      (320,848,227)   (31,781,056)      (315,926,723)
                               ------------------------------------------------------------------
Net increase                     1,643,281    $    16,437,180     11,500,829    $   114,229,628
                               ==================================================================
-------------------------------------------------------------------------------------------------
CLASS B
Sold                             2,062,895    $    20,516,425      3,536,872    $    35,129,468
Dividends and/or
distributions reinvested           312,137          3,099,454        818,018          8,129,711
Redeemed                        (6,330,548)       (63,012,493)   (10,115,338)      (100,578,474)
                               ------------------------------------------------------------------
Net decrease                    (3,955,516)   $   (39,396,614)    (5,760,448)   $   (57,319,295)
                               ==================================================================
-------------------------------------------------------------------------------------------------
CLASS C
Sold                             5,631,574    $    55,877,676      6,415,622    $    63,588,007
Dividends and/or
distributions reinvested           509,483          5,048,356      1,044,299         10,361,027
Redeemed                        (5,238,190)       (51,912,495)    (9,415,925)       (93,445,905)
                               ------------------------------------------------------------------
Net increase (decrease)            902,867    $     9,013,537     (1,956,004)   $   (19,496,871)
                               ==================================================================
-------------------------------------------------------------------------------------------------
CLASS N
Sold                               986,452    $     9,812,723      2,081,535    $    20,675,387
Dividends and/or
distributions reinvested           109,822          1,089,380        213,559          2,120,706
Redeemed                        (1,201,516)       (11,932,192)    (1,800,454)       (17,874,817)
                               ------------------------------------------------------------------
Net increase (decrease)           (105,242)   $    (1,030,089)       494,640    $     4,921,276
                               ==================================================================

                  43 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                              SIX MONTHS ENDED MARCH 31, 2008     YEAR ENDED SEPTEMBER 30, 2007
                                    SHARES             AMOUNT         SHARES             AMOUNT
-------------------------------------------------------------------------------------------------
CLASS Y
Sold                             9,941,546    $    98,854,073    23,316,655     $   230,978,046
Dividends and/or
distributions reinvested         1,014,326         10,061,089     1,194,013          11,858,111
Redeemed                        (4,638,559)       (46,191,176)   (3,114,388)        (30,906,994)
                               ------------------------------------------------------------------
Net increase                     6,317,313    $    62,723,986    21,396,280     $   211,929,163
                               ==================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in Oppenheimer Institutional Money Market Fund (IMMF), for the six months ended March 31, 2008, were as follows:

                                                           PURCHASES           SALES
------------------------------------------------------------------------------------
Investment securities                                  $ 298,878,490   $ 300,737,364
U.S. government and government agency obligations        231,650,481     285,716,377
To Be Announced (TBA) mortgage-related securities        471,058,156     350,393,852

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

           FEE SCHEDULE
           ----------------------------
           Up to $100 million     0.500%
           Next $150 million      0.450
           Next $250 million      0.425
           Over $500 million      0.400

--------------------------------------------------------------------------------
ACCOUNTING SERVICE FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2008, the Fund paid $1,904,480 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

                  44 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class C and Class N shares were $17,756,744 and $1,677,031, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C        CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT     CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED       DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
SIX MONTHS            RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
ENDED                 DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------------------
March 31, 2008          $ 141,918         $ 3,661        $ 89,268         $ 8,969        $ 1,862

                  45 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit the Fund's "Total Expenses" for all classes of shares so that the "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses," as percentages of average daily net assets, will not exceed the following annual rates: 0.70% for the Class A shares; 1.45% for the Class B and Class C shares, respectively; 0.95% for the Class N shares and 0.45% for the Class Y shares. During the six months ended March 31, 2008, the Manager reimbursed the Fund $1,018,160, $219,320, $202,478, $69,898 and $178,180 for
Class A, Class B, Class C, Class N and Class Y shares, respectively. The Manager may amend or terminate this voluntary expense limitation arrangement at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

                  46 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counter-parties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index.

                  47 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SWAP CONTRACTS Continued

The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of March 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $50,329,217. Collateral of $51,219,974 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                  48 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                  49 | OPPENHEIMER LIMITED-TERM GOVERNMENT FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s. John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008